Document and Entity Information	Sep. 24, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 24, 2015
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Sep. 24, 2015
Document Effective Date	Sep. 24, 2015
Prospectus Date	Dec. 15, 2014